Equity - Schedule of changes in stock options outstanding (Details)	12 Months Ended
	Mar. 31, 2022 Share $ / shares	Mar. 31, 2021 Share $ / shares
Disclosure of equity and share based arrangement [Abstract]
Number of stock options, beginning balance | Share	2,830,839	4,298,633
Number of stock options granted | Share	415,000	227,600
Number of stock options forfeited | Share		(200,000)
Number of stock options cancelled | Share	(12,500)
Number of stock options exercised | Share	(386,824)	(1,495,394)
Number of stock options, ending balance | Share	2,846,515	2,830,839
Weighted average exercise price, beginning balance | $ / shares	$ 4.33	$ 2.85
Weighted average exercise price, granted | $ / shares	20.05	22.6
Weighted average exercise price, forfeited | $ / shares		3.1
Weighted average exercise price, cancelled | $ / shares	1.45
Weighted average exercise price, exercised | $ / shares	6.74	3.13
Weighted average exercise price, ending balance | $ / shares	$ 6.31	$ 4.33